Share Capital (Details 5) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Balance	18,188,710	14,396,824	3,851,624
Warrants
Statement [Line Items]
Balance	11,523,710	11,186,824	301,624
Stock Options
Statement [Line Items]
Balance	6,665,000	3,210,000	3,550,000